Intangible Assets and Goodwill - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	$ 5,307,634
Ending Balance	7,650,598	$ 5,307,634
Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	7,114,277	13,944,757
Additions	3,047,669	75,887
Sale to Aker BioMarine (note 4)		(6,906,367)
Ending Balance	10,161,946	7,114,277
Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	1,806,643	1,997,064
Sale to Aker BioMarine (note 4)		(1,114,657)
Amortization	704,705	924,236
Ending Balance	2,511,348	1,806,643
Non compete agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	102,889
Ending Balance		102,889
Non compete agreements | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	400,000	400,000
Ending Balance	400,000	400,000
Non compete agreements | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	297,111	165,000
Amortization	102,889	132,111
Ending Balance	400,000	297,111
Customer relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	3,179,233
Ending Balance	2,769,229	3,179,233
Customer relationships | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	4,100,000	4,100,000
Ending Balance	4,100,000	4,100,000
Customer relationships | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	920,767	511,500
Amortization	410,004	409,267
Ending Balance	1,330,771	920,767
Patents | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	360,820	1,546,593
Sale to Aker BioMarine (note 4)		(1,185,773)
Ending Balance	360,820	360,820
Patents | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	360,820	922,574
Sale to Aker BioMarine (note 4)		(576,458)
Amortization		14,704
Ending Balance	360,820	360,820
License agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	1,954,241
Ending Balance	4,518,365	1,954,241
License agreements | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	2,182,186	7,734,938
Additions	2,745,840	772
Sale to Aker BioMarine (note 4)		(5,553,524)
Ending Balance	4,928,026	2,182,186
License agreements | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	227,945	397,990
Sale to Aker BioMarine (note 4)		(538,199)
Amortization	181,716	368,154
Ending Balance	409,661	227,945
Trademarks | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance		163,226
Additions		3,844
Sale to Aker BioMarine (note 4)		(167,070)
Computer software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	71,271
Ending Balance	363,004	71,271
Computer software | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	71,271
Additions	301,829	71,271
Ending Balance	373,100	$ 71,271
Computer software | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization	10,096
Ending Balance	$ 10,096